INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes and Non-controlling Interest	U.S. and foreign earnings before income taxes are as follows:

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
U.S.	$547,969	$454,036	$380,681
Foreign	82,983	78,384	94,844
Total	$630,952	$532,420	$475,525

Schedule of Components of Income Tax Expense (Benefit)	The components of the provision (benefit) for income taxes are as follows:

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Current income tax provision (benefit):
Federal	$(2,044)	$964	$(688)
State	1,640	342	341
Foreign	28,293	26,527	34,659
Current income tax provision	27,889	27,833	34,312
Deferred income tax provision (benefit):
Federal	31,025	(2,159)	(11,273)
State	(10,451)	(9,698)	(1,932)
Foreign	(5,190)	(896)	(6,635)
Deferred income tax provision (benefit)	15,384	(12,753)	(19,840)
Income tax provision	$43,273	$15,080	$14,472

Schedule of Deferred Tax Assets and Liabilities	The tax effects of cumulative temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below. The valuation allowance is primarily related to deferred tax assets for foreign tax credits and net operating losses.

	December 31,
	2020	2019

	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$152,346	$152,672
Tax credit carryforwards	102,012	68,787
Disallowed interest carryforwards	56,630	28,673
Stock-based compensation	16,073	14,274
Other	99,027	100,380
Total deferred tax assets	426,088	364,786
Less valuation allowance	(71,090)	(52,913)
Net deferred tax assets	354,998	311,873
Deferred tax liabilities:
Intangible assets	(44,200)	(43,568)
Right-of-use assets	(17,306)	(10,056)
Property and equipment	(17,218)	(3,275)
Other	—	(891)
Total deferred tax liabilities	(78,724)	(57,790)
Net deferred tax assets	$276,274	$254,083

Schedule of Income Tax Rate Reconciliation	A reconciliation of the income tax provision to the amounts computed by applying the statutory federal income tax rate to earnings before income taxes is shown as follows:

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Income tax provision at the federal statutory rate of 21%	$132,500	$111,808	$99,860
State income taxes, net of effect of federal tax benefit	8,803	10,274	7,657
Stock-based compensation	(112,203)	(90,374)	(92,140)
Research credits	(21,306)	(27,248)	(6,701)
Change in valuation allowance for foreign tax credits	29,787	—	—
Foreign income taxed at a different statutory rate	4,884	3,526	13,129
Withholding taxes	2,933	5,023	3,566
Change in uncertain tax positions	(5,770)	(637)	(1,780)
Non-taxable foreign currency exchange gains and losses	688	(557)	(2,086)
Transition tax	—	—	(3,178)
Other, net	2,957	3,265	(3,855)
Income tax provision	$43,273	$15,080	$14,472

Schedule of Income Tax Contingencies	A reconciliation of the beginning and ending amount of unrecognized tax benefits, including penalties but excluding interest, is as follows:

	December 31,
	2020	2019	2018

	(In thousands)
Balance at January 1	$53,324	$35,679	$25,063
Additions based on tax positions related to the current year	7,818	11,221	8,589
Additions for tax positions of prior years	1,772	7,599	3,901
Reductions for tax positions of prior years	(16,512)	(283)	(134)
Expiration of applicable statute of limitations	(778)	(892)	(1,740)
Balance at December 31	$45,624	$53,324	$35,679